Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivative Instruments Gain/Loss [Line Items]
Total			$ (3,196)	$ (3,248)
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative Instruments Gain/Loss [Line Items]
Interest rate swaps	$ (816)	$ (1,422)	(4,611)	(4,945)
Total	$ (816)	$ (1,422)	$ (4,611)	$ (4,945)